Leases (Tables)	12 Months Ended
Jun. 30, 2014
Leases
Schedule of future minimum lease payments under non-cancellable operating leases
Year ending June 30:
2015	$3,353
2016	3.549
2017	3,200
2018	3,117
2019	2,494
Later years, through 2023	1,637
Total minimum lease payments	$17,350